Summary of Future Minimum Payments Receivable Under Container Leaseback Financing Receivable (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Lessor Disclosure [Abstract]
2020	$ 36,121
2021	36,022
2022	36,022
2023	36,022
2024 and thereafter	198,027
Total future minimum payments receivable	342,214
Add: residual value of containers	35,703
Less: unearned income	(106,259)
Container leaseback financing receivable	271,658	[1]
Amounts due within one year	20,547
Container leaseback financing receivable	$ 251,111

[1]	As of December 31, 2019, two customers represented 82.9% and 17.1% of the Company’s container leaseback financing receivable portfolio.